CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Own credit adjustments [Member]		Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2015		¥ 594,493	¥ 683,407	¥ 1,437,940		¥ 133,371	¥ (15,404)	¥ 25,772				¥ (151,805)		¥ 37,172
Issuance and exercise of common stock options			1,570
Changes in an affiliated company's interests in it's subsidiary			5,172
Cumulative effect of change in accounting principle
Net income attributable to NHI shareholders	¥ 115,301			115,301
Cash dividends				(35,972)	[1]									(2,937)
Gain (loss) on sales of treasury stock				(4,704)
Net change during the period						(20,646)
Pension liability adjustment	(201)						(201)
Net unrealized gain (loss) on non-trading securities								(2,218)
Own credit adjustments
Repurchases of common stock												(19,992)
Sales of common stock												0
Common stock issued to employees												15,576
Net income attributable to noncontrolling interests	(2,597)													2,597
Other net change in treasury stock
Accumulated other comprehensive income (loss) attributable to noncontrolling interests														(537)
Purchase / sale of subsidiary shares, net
Other net change in noncontrolling interests														(3,019)
Balance at end of period at Sep. 30, 2015	2,794,936	594,493	690,149	1,512,565		112,725	(15,605)	23,554			¥ 120,674	(156,221)	¥ 2,761,660	33,276
Balance at beginning of year at Mar. 31, 2016	2,743,015	594,493	692,706	1,516,577		53,418	(33,325)	24,887				(148,517)		42,776
Issuance and exercise of common stock options			(4,262)
Changes in an affiliated company's interests in it's subsidiary
Cumulative effect of change in accounting principle	19,294			(19,294)	[2]				19,294	[2]				11,330	[3]
Net income attributable to NHI shareholders	108,005			108,005
Cash dividends				(31,997)	[1]									(1,580)
Gain (loss) on sales of treasury stock				(1,963)
Net change during the period						(89,146)
Pension liability adjustment	11						11
Net unrealized gain (loss) on non-trading securities								(5,349)
Own credit adjustments	(16,173)								(16,173)
Repurchases of common stock												(34,285)
Sales of common stock												0
Common stock issued to employees												13,010
Net income attributable to noncontrolling interests	(1,022)													1,022
Other net change in treasury stock												1,273
Accumulated other comprehensive income (loss) attributable to noncontrolling interests														(1,899)
Purchase / sale of subsidiary shares, net														(14)
Other net change in noncontrolling interests														8,959
Balance at end of period at Sep. 30, 2016	¥ 2,699,957	¥ 594,493	¥ 688,444	¥ 1,571,328		¥ (35,728)	¥ (33,314)	¥ 19,538	¥ 3,121		¥ (46,383)	¥ (168,519)	¥ 2,639,363	¥ 60,594

[1]	Dividends per share Six months ended September 30, 2015 \ 10.00 Three months ended September 30, 2015 \ 10.00 Six months ended September 30, 2016 \ 9.00 Three months ended September 30, 2016 \ 9.00
[2]	Cumulative effect of change in accounting principle is an adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and measurement of financial assets and financial liabilities".
[3]	Cumulative effect of change in accounting principle is an adjustment to initially apply ASU 2015-02, "Consolidation analysis" ("ASU 2015-02").